Document and Entity Information	Jun. 30, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 30, 2026
Entity Registrant Name	GATX CORP
Entity Incorporation State Country Code	NY
Entity File Number	1-2328
Entity Tax Identification Number	36-1124040
Entity Address Address Line 1	233 South Wacker Drive
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60606
City Area Code	312
Local Phone Number	621-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000040211
New York Stock Exchange [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	GATX
Security Exchange Name	NYSE
NYSE Texas, Inc [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	GATX
Security Exchange Name	CHX